PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid expenses and other current assets at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Accounts receivable - service income	$25,944	$—
Accounts receivable - Tonogold reimbursements	407,127	—
Accrued interest receivable	487,651
Surety bond and insurance	229,124	139,527
Receivable on sale of equity securities	—	200,000
Other	187,137	195,951
Total prepaid expenses and other current assets	$1,336,983	$535,478

Schedule of Deposit Assets Type
Deposits at December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Security deposits	$5,399	$—
Land and property deposits	40,100	42,600
Pelen option	200,000	100,000
Vendor deposits	101,955	3,000
Total deposits, current	347,454	145,600

Vendor deposits, non-current	3,219,607	—
Total	$3,567,061	$145,600